Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Hastings Street Trust
Entity Central Index Key	0000035348
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Fidelity Growth Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Discovery Fund
Class Name	Fidelity® Growth Discovery Fund
Trading Symbol	FDSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Discovery Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Discovery Fund	$ 81	0.69%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
  •Against this backdrop, security selection was the primary contributor versus the benchmark, especially within industrials. Stock picking in information technology also helped, as did stock picks and an underweight in consumer discretionary, primarily within the automobiles & components industry. Also helping our relative result was stock selection in health care, primarily within the health care equipment & services industry.
  •The top individual relative contributor was Nvidia (+204%), one of the fund's largest holdings. This period we decreased our position in Nvidia. The second-largest relative contributor was an underweight in Apple (+9%). Apple was one of our biggest holdings. This period we increased our investment in Apple. Not owning Tesla, a benchmark component that returned approximately -24%, was another notable relative contributor.
  •In contrast, the biggest detractor from performance versus the benchmark was an overweight in industrials. Also hurting our result were stock picks in communication services and financials.
  •The largest individual relative detractor was an overweight in MongoDB (-39%). This period we increased our stake in MongoDB. A second notable relative detractor was an underweight in Meta Platforms (+76%). This was an investment we established this period. Not owning Broadcom, a benchmark component that gained approximately 88%, was another notable relative detractor.
  •Notable changes in positioning include decreased exposure to energy and a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2014 through June 30, 2024. Initial investment of $10,000. Fidelity® Growth Discovery Fund $10,000 $10,817 $10,635 $13,303 $16,354 $18,044 $22,616 $32,364 $26,828 $32,586 $44,283 Russell 3000® Growth Index $10,000 $11,069 $11,277 $13,614 $16,673 $18,441 $22,487 $32,154 $25,795 $32,657 $43,178 Russell 3000® Index $10,000 $10,729 $10,959 $12,987 $14,907 $16,246 $17,306 $24,950 $21,490 $25,563 $31,475 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Growth Discovery Fund 35.89% 19.67% 16.04% Russell 3000® Growth Index 32.22% 18.55% 15.75% Russell 3000® Index 23.13% 14.14% 12.15% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,889,059,506
Holdings Count | shares	148
Advisory Fees Paid, Amount	$ 25,128,455
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$5,889,059,506
Number of Holdings	148
Total Advisory Fee	$25,128,455
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 43.5 Health Care 14.9 Industrials 12.2 Communication Services 10.9 Consumer Discretionary 9.0 Financials 5.6 Energy 2.5 Consumer Staples 0.6 Materials 0.2 Common Stocks 99.3 Preferred Stocks 0.1 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 87.1 Netherlands 3.8 Taiwan 2.3 China 1.5 Israel 1.0 India 1.0 Brazil 0.9 Japan 0.6 United Kingdom 0.5 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 12.9 Apple Inc 12.3 Alphabet Inc Class A 5.1 Amazon.com Inc 5.0 NVIDIA Corp 4.7 Uber Technologies Inc 4.1 Eli Lilly & Co 2.8 Boston Scientific Corp 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.3 Netflix Inc 1.9 53.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Mega Cap Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity Advisor® Mega Cap Stock Fund Class M
Trading Symbol	FTGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 127	1.11%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection was the primary contributor versus the Russell® Top 200 Index, especially within financials. Security selection in industrials, primarily within the capital goods industry, also helped. Stock selection in information technology also boosted relative performance. Also lifting the fund's relative result were stock picks and an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The top individual relative contributor was an overweight in General Electric (+83%). General Electric was one of our biggest holdings. Not owning Tesla, a benchmark component that returned approximately -24%, was a second notable relative contributor. An underweight in Apple (+9%) also contributed. Apple was one of the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. An overweight in energy also hampered the fund's result. Also detracting from our result was stock picking in consumer staples. Lastly, the fund's position in cash was a notable detractor.
•The biggest individual relative detractor was an underweight in Nvidia (+192%). Nvidia was among the fund's largest holdings. This period we increased our position in Nvidia. A second notable relative detractor was an overweight in Boeing (-16%). Boeing was one of the fund's biggest holdings. This period we increased our stake in Boeing. An overweight in Exxon Mobil (+11%) also detracted. Exxon Mobil was one of our largest holdings.
•Notable changes in positioning include increased exposure to information technology and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2014 through June 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,184 $9,896 $11,892 $13,120 $14,011 $14,220 $21,215 $18,787 $23,251 $29,716 Russell Top 200® Index $10,000 $10,770 $11,197 $13,285 $15,334 $17,003 $18,907 $26,623 $23,573 $28,494 $36,307 S&P 500® Index $10,000 $10,742 $11,171 $13,170 $15,064 $16,633 $17,881 $25,175 $22,503 $26,912 $33,521 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 23.33% 15.40% 11.51% Class M (without 3.50% sales charge) 27.81% 16.23% 11.90% Russell Top 200® Index 27.42% 16.38% 13.76% S&P 500® Index 24.56% 15.05% 12.86% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,058,386,375
Holdings Count | shares	107
Advisory Fees Paid, Amount	$ 10,683,074
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$3,058,386,375
Number of Holdings	107
Total Advisory Fee	$10,683,074
Portfolio Turnover	9%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.9 Financials 14.7 Industrials 11.8 Communication Services 10.2 Energy 9.1 Health Care 8.5 Consumer Staples 5.0 Consumer Discretionary 3.2 Materials 1.4 Utilities 0.9 Real Estate 0.8 Common Stocks 92.5 Short-Term Investments and Net Other Assets (Liabilities) 7.5 ASSET ALLOCATION (% of Fund's net assets) United States 94.1 Canada 1.1 Germany 0.9 Taiwan 0.8 Netherlands 0.8 United Kingdom 0.7 France 0.5 Zambia 0.5 Japan 0.3 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.8 Exxon Mobil Corp 6.3 NVIDIA Corp 5.6 Wells Fargo & Co 5.1 General Electric Co 4.8 Apple Inc 3.6 Meta Platforms Inc Class A 3.3 Bank of America Corp 3.0 Boeing Co 2.7 Alphabet Inc Class A 2.5 45.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Mega Cap Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity® Mega Cap Stock Fund
Trading Symbol	FGRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mega Cap Stock Fund	$ 69	0.60%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection was the primary contributor versus the Russell® Top 200 Index, especially within financials. Security selection in industrials, primarily within the capital goods industry, also helped. Stock selection in information technology also boosted relative performance. Also lifting the fund's relative result were stock picks and an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The top individual relative contributor was an overweight in General Electric (+83%). General Electric was one of our biggest holdings. Not owning Tesla, a benchmark component that returned approximately -24%, was a second notable relative contributor. An underweight in Apple (+9%) also contributed. Apple was one of the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. An overweight in energy also hampered the fund's result. Also detracting from our result was stock picking in consumer staples. Lastly, the fund's position in cash was a notable detractor.
•The biggest individual relative detractor was an underweight in Nvidia (+192%). Nvidia was among the fund's largest holdings. This period we increased our position in Nvidia. A second notable relative detractor was an overweight in Boeing (-16%). Boeing was one of the fund's biggest holdings. This period we increased our stake in Boeing. An overweight in Exxon Mobil (+11%) also detracted. Exxon Mobil was one of our largest holdings.
•Notable changes in positioning include increased exposure to information technology and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2014 through June 30, 2024. Initial investment of $10,000. Fidelity® Mega Cap Stock Fund $10,000 $10,613 $10,362 $12,526 $13,886 $14,904 $15,215 $22,817 $20,308 $25,275 $32,464 Russell Top 200® Index $10,000 $10,770 $11,197 $13,285 $15,334 $17,003 $18,907 $26,623 $23,573 $28,494 $36,307 S&P 500® Index $10,000 $10,742 $11,171 $13,170 $15,064 $16,633 $17,881 $25,175 $22,503 $26,912 $33,521 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Mega Cap Stock Fund 28.44% 16.85% 12.50% Russell Top 200® Index 27.42% 16.38% 13.76% S&P 500® Index 24.56% 15.05% 12.86% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,058,386,375
Holdings Count | shares	107
Advisory Fees Paid, Amount	$ 10,683,074
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$3,058,386,375
Number of Holdings	107
Total Advisory Fee	$10,683,074
Portfolio Turnover	9%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.9 Financials 14.7 Industrials 11.8 Communication Services 10.2 Energy 9.1 Health Care 8.5 Consumer Staples 5.0 Consumer Discretionary 3.2 Materials 1.4 Utilities 0.9 Real Estate 0.8 Common Stocks 92.5 Short-Term Investments and Net Other Assets (Liabilities) 7.5 ASSET ALLOCATION (% of Fund's net assets) United States 94.1 Canada 1.1 Germany 0.9 Taiwan 0.8 Netherlands 0.8 United Kingdom 0.7 France 0.5 Zambia 0.5 Japan 0.3 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.8 Exxon Mobil Corp 6.3 NVIDIA Corp 5.6 Wells Fargo & Co 5.1 General Electric Co 4.8 Apple Inc 3.6 Meta Platforms Inc Class A 3.3 Bank of America Corp 3.0 Boeing Co 2.7 Alphabet Inc Class A 2.5 45.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Mega Cap Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity Advisor® Mega Cap Stock Fund Class Z
Trading Symbol	FZALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 58	0.51%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection was the primary contributor versus the Russell® Top 200 Index, especially within financials. Security selection in industrials, primarily within the capital goods industry, also helped. Stock selection in information technology also boosted relative performance. Also lifting the fund's relative result were stock picks and an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The top individual relative contributor was an overweight in General Electric (+83%). General Electric was one of our biggest holdings. Not owning Tesla, a benchmark component that returned approximately -24%, was a second notable relative contributor. An underweight in Apple (+9%) also contributed. Apple was one of the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. An overweight in energy also hampered the fund's result. Also detracting from our result was stock picking in consumer staples. Lastly, the fund's position in cash was a notable detractor.
•The biggest individual relative detractor was an underweight in Nvidia (+192%). Nvidia was among the fund's largest holdings. This period we increased our position in Nvidia. A second notable relative detractor was an overweight in Boeing (-16%). Boeing was one of the fund's biggest holdings. This period we increased our stake in Boeing. An overweight in Exxon Mobil (+11%) also detracted. Exxon Mobil was one of our largest holdings.
•Notable changes in positioning include increased exposure to information technology and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2014 through June 30, 2024. Initial investment of $10,000. Class Z $10,000 $10,633 $10,397 $12,577 $13,971 $15,015 $15,342 $23,034 $20,519 $25,570 $32,880 Russell Top 200® Index $10,000 $10,770 $11,197 $13,285 $15,334 $17,003 $18,907 $26,623 $23,573 $28,494 $36,307 S&P 500® Index $10,000 $10,742 $11,171 $13,170 $15,064 $16,633 $17,881 $25,175 $22,503 $26,912 $33,521 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 28.59% 16.97% 12.64% Russell Top 200® Index 27.42% 16.38% 13.76% S&P 500® Index 24.56% 15.05% 12.86% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,058,386,375
Holdings Count | shares	107
Advisory Fees Paid, Amount	$ 10,683,074
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$3,058,386,375
Number of Holdings	107
Total Advisory Fee	$10,683,074
Portfolio Turnover	9%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.9 Financials 14.7 Industrials 11.8 Communication Services 10.2 Energy 9.1 Health Care 8.5 Consumer Staples 5.0 Consumer Discretionary 3.2 Materials 1.4 Utilities 0.9 Real Estate 0.8 Common Stocks 92.5 Short-Term Investments and Net Other Assets (Liabilities) 7.5 ASSET ALLOCATION (% of Fund's net assets) United States 94.1 Canada 1.1 Germany 0.9 Taiwan 0.8 Netherlands 0.8 United Kingdom 0.7 France 0.5 Zambia 0.5 Japan 0.3 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.8 Exxon Mobil Corp 6.3 NVIDIA Corp 5.6 Wells Fargo & Co 5.1 General Electric Co 4.8 Apple Inc 3.6 Meta Platforms Inc Class A 3.3 Bank of America Corp 3.0 Boeing Co 2.7 Alphabet Inc Class A 2.5 45.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Mega Cap Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity Advisor® Mega Cap Stock Fund Class C
Trading Symbol	FGRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 188	1.65%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection was the primary contributor versus the Russell® Top 200 Index, especially within financials. Security selection in industrials, primarily within the capital goods industry, also helped. Stock selection in information technology also boosted relative performance. Also lifting the fund's relative result were stock picks and an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The top individual relative contributor was an overweight in General Electric (+83%). General Electric was one of our biggest holdings. Not owning Tesla, a benchmark component that returned approximately -24%, was a second notable relative contributor. An underweight in Apple (+9%) also contributed. Apple was one of the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. An overweight in energy also hampered the fund's result. Also detracting from our result was stock picking in consumer staples. Lastly, the fund's position in cash was a notable detractor.
•The biggest individual relative detractor was an underweight in Nvidia (+192%). Nvidia was among the fund's largest holdings. This period we increased our position in Nvidia. A second notable relative detractor was an overweight in Boeing (-16%). Boeing was one of the fund's biggest holdings. This period we increased our stake in Boeing. An overweight in Exxon Mobil (+11%) also detracted. Exxon Mobil was one of our largest holdings.
•Notable changes in positioning include increased exposure to information technology and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2014 through June 30, 2024. Initial investment of $10,000. Class C $10,000 $10,505 $10,156 $12,146 $13,337 $14,169 $14,318 $21,234 $18,707 $23,215 $29,745 Russell Top 200® Index $10,000 $10,770 $11,197 $13,285 $15,334 $17,003 $18,907 $26,623 $23,573 $28,494 $36,307 S&P 500® Index $10,000 $10,742 $11,171 $13,170 $15,064 $16,633 $17,881 $25,175 $22,503 $26,912 $33,521 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 26.12% 15.62% 11.52% Class C 27.12% 15.62% 11.52% Russell Top 200® Index 27.42% 16.38% 13.76% S&P 500® Index 24.56% 15.05% 12.86% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,058,386,375
Holdings Count | shares	107
Advisory Fees Paid, Amount	$ 10,683,074
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$3,058,386,375
Number of Holdings	107
Total Advisory Fee	$10,683,074
Portfolio Turnover	9%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.9 Financials 14.7 Industrials 11.8 Communication Services 10.2 Energy 9.1 Health Care 8.5 Consumer Staples 5.0 Consumer Discretionary 3.2 Materials 1.4 Utilities 0.9 Real Estate 0.8 Common Stocks 92.5 Short-Term Investments and Net Other Assets (Liabilities) 7.5 ASSET ALLOCATION (% of Fund's net assets) United States 94.1 Canada 1.1 Germany 0.9 Taiwan 0.8 Netherlands 0.8 United Kingdom 0.7 France 0.5 Zambia 0.5 Japan 0.3 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.8 Exxon Mobil Corp 6.3 NVIDIA Corp 5.6 Wells Fargo & Co 5.1 General Electric Co 4.8 Apple Inc 3.6 Meta Platforms Inc Class A 3.3 Bank of America Corp 3.0 Boeing Co 2.7 Alphabet Inc Class A 2.5 45.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Mega Cap Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity Advisor® Mega Cap Stock Fund Class I
Trading Symbol	FTRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 71	0.62%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection was the primary contributor versus the Russell® Top 200 Index, especially within financials. Security selection in industrials, primarily within the capital goods industry, also helped. Stock selection in information technology also boosted relative performance. Also lifting the fund's relative result were stock picks and an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The top individual relative contributor was an overweight in General Electric (+83%). General Electric was one of our biggest holdings. Not owning Tesla, a benchmark component that returned approximately -24%, was a second notable relative contributor. An underweight in Apple (+9%) also contributed. Apple was one of the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. An overweight in energy also hampered the fund's result. Also detracting from our result was stock picking in consumer staples. Lastly, the fund's position in cash was a notable detractor.
•The biggest individual relative detractor was an underweight in Nvidia (+192%). Nvidia was among the fund's largest holdings. This period we increased our position in Nvidia. A second notable relative detractor was an overweight in Boeing (-16%). Boeing was one of the fund's biggest holdings. This period we increased our stake in Boeing. An overweight in Exxon Mobil (+11%) also detracted. Exxon Mobil was one of our largest holdings.
•Notable changes in positioning include increased exposure to information technology and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2014 through June 30, 2024. Initial investment of $10,000. Class I $10,000 $10,611 $10,366 $12,527 $13,888 $14,907 $15,211 $22,812 $20,302 $25,261 $32,446 Russell Top 200® Index $10,000 $10,770 $11,197 $13,285 $15,334 $17,003 $18,907 $26,623 $23,573 $28,494 $36,307 S&P 500® Index $10,000 $10,742 $11,171 $13,170 $15,064 $16,633 $17,881 $25,175 $22,503 $26,912 $33,521 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 28.45% 16.83% 12.49% Russell Top 200® Index 27.42% 16.38% 13.76% S&P 500® Index 24.56% 15.05% 12.86% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,058,386,375
Holdings Count | shares	107
Advisory Fees Paid, Amount	$ 10,683,074
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$3,058,386,375
Number of Holdings	107
Total Advisory Fee	$10,683,074
Portfolio Turnover	9%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.9 Financials 14.7 Industrials 11.8 Communication Services 10.2 Energy 9.1 Health Care 8.5 Consumer Staples 5.0 Consumer Discretionary 3.2 Materials 1.4 Utilities 0.9 Real Estate 0.8 Common Stocks 92.5 Short-Term Investments and Net Other Assets (Liabilities) 7.5 ASSET ALLOCATION (% of Fund's net assets) United States 94.1 Canada 1.1 Germany 0.9 Taiwan 0.8 Netherlands 0.8 United Kingdom 0.7 France 0.5 Zambia 0.5 Japan 0.3 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.8 Exxon Mobil Corp 6.3 NVIDIA Corp 5.6 Wells Fargo & Co 5.1 General Electric Co 4.8 Apple Inc 3.6 Meta Platforms Inc Class A 3.3 Bank of America Corp 3.0 Boeing Co 2.7 Alphabet Inc Class A 2.5 45.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Large Cap Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Large Cap Stock Fund
Class Name	Fidelity® Series Large Cap Stock Fund
Trading Symbol	FGLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Large Cap Stock Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Stock Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
  •Against this backdrop, security selection was the primary contributor versus the benchmark, led by industrials, where our stock picks in capital goods helped most. Stock selection in financials also contributed, as did an underweight in consumer discretionary, primarily within the automobiles & components industry. Also lifting the fund's relative result was stock picking in health care, primarily within the health care equipment & services industry.
  •The top individual relative contributor was an overweight in General Electric (+83%), one of the fund's largest holdings. The second-biggest relative contributor was an overweight in Wells Fargo (+43%), which was among our biggest holdings. Not owning Tesla, a benchmark component that returned roughly -24%, was another notable relative contributor.
  •In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Stock selection in communication services also hampered the fund's result, as did an overweight in industrials.
  •The largest individual relative detractor was an underweight in Nvidia (+192%), one of the fund's biggest holdings. This period we increased Nvidia. A second notable relative detractor was an overweight in Boeing (-14%), which was among the largest holdings. An overweight in Exxon Mobil (+11%) also detracted. Exxon Mobil was one of the fund's biggest holdings.
  •Notable changes in positioning include increased exposure to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2014 through June 30, 2024. Initial investment of $10,000. Fidelity® Series Large Cap Stock Fund $10,000 $10,521 $10,251 $12,419 $13,828 $14,635 $14,660 $21,851 $19,787 $24,345 $31,187 S&P 500® Index $10,000 $10,742 $11,171 $13,170 $15,064 $16,633 $17,881 $25,175 $22,503 $26,912 $33,521 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Large Cap Stock Fund 28.11% 16.34% 12.05% S&P 500® Index 24.56% 15.05% 12.86% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,663,863,249
Holdings Count | shares	180
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$18,663,863,249
Number of Holdings	180
Total Advisory Fee	$0
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.7 Financials 16.1 Industrials 15.6 Health Care 11.5 Communication Services 10.2 Energy 9.4 Consumer Staples 4.9 Consumer Discretionary 3.2 Materials 1.9 Utilities 1.0 Real Estate 0.9 Common Stocks 98.4 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 92.1 Canada 1.9 Germany 1.0 Zambia 0.9 Belgium 0.7 Netherlands 0.7 France 0.6 United Kingdom 0.6 Taiwan 0.4 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.0 Exxon Mobil Corp 6.2 Wells Fargo & Co 5.5 General Electric Co 5.2 NVIDIA Corp 4.8 Meta Platforms Inc Class A 2.8 Apple Inc 2.8 Bank of America Corp 2.7 Boeing Co 2.5 Alphabet Inc Class A 2.1 42.6
Fidelity Growth Discovery Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Discovery Fund
Class Name	Fidelity® Growth Discovery Fund Class K
Trading Symbol	FGDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Discovery Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 69	0.59%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
  •Against this backdrop, security selection was the primary contributor versus the benchmark, especially within industrials. Stock picking in information technology also helped, as did stock picks and an underweight in consumer discretionary, primarily within the automobiles & components industry. Also helping our relative result was stock selection in health care, primarily within the health care equipment & services industry.
  •The top individual relative contributor was Nvidia (+204%), one of the fund's largest holdings. This period we decreased our position in Nvidia. The second-largest relative contributor was an underweight in Apple (+9%). Apple was one of our biggest holdings. This period we increased our investment in Apple. Not owning Tesla, a benchmark component that returned approximately -24%, was another notable relative contributor.
  •In contrast, the biggest detractor from performance versus the benchmark was an overweight in industrials. Also hurting our result were stock picks in communication services and financials.
  •The largest individual relative detractor was an overweight in MongoDB (-39%). This period we increased our stake in MongoDB. A second notable relative detractor was an underweight in Meta Platforms (+76%). This was an investment we established this period. Not owning Broadcom, a benchmark component that gained approximately 88%, was another notable relative detractor.
  •Notable changes in positioning include decreased exposure to energy and a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2014 through June 30, 2024. Initial investment of $10,000. Class K $10,000 $10,832 $10,663 $13,353 $16,432 $18,151 $22,773 $32,622 $27,062 $32,909 $44,756 Russell 3000® Growth Index $10,000 $11,069 $11,277 $13,614 $16,673 $18,441 $22,487 $32,154 $25,795 $32,657 $43,178 Russell 3000® Index $10,000 $10,729 $10,959 $12,987 $14,907 $16,246 $17,306 $24,950 $21,490 $25,563 $31,475 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 36.00% 19.78% 16.17% Russell 3000® Growth Index 32.22% 18.55% 15.75% Russell 3000® Index 23.13% 14.14% 12.15% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,889,059,506
Holdings Count | shares	148
Advisory Fees Paid, Amount	$ 25,128,455
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$5,889,059,506
Number of Holdings	148
Total Advisory Fee	$25,128,455
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 43.5 Health Care 14.9 Industrials 12.2 Communication Services 10.9 Consumer Discretionary 9.0 Financials 5.6 Energy 2.5 Consumer Staples 0.6 Materials 0.2 Common Stocks 99.3 Preferred Stocks 0.1 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 87.1 Netherlands 3.8 Taiwan 2.3 China 1.5 Israel 1.0 India 1.0 Brazil 0.9 Japan 0.6 United Kingdom 0.5 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 12.9 Apple Inc 12.3 Alphabet Inc Class A 5.1 Amazon.com Inc 5.0 NVIDIA Corp 4.7 Uber Technologies Inc 4.1 Eli Lilly & Co 2.8 Boston Scientific Corp 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.3 Netflix Inc 1.9 53.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Mega Cap Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity Advisor® Mega Cap Stock Fund Class A
Trading Symbol	FGTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 100	0.88%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection was the primary contributor versus the Russell® Top 200 Index, especially within financials. Security selection in industrials, primarily within the capital goods industry, also helped. Stock selection in information technology also boosted relative performance. Also lifting the fund's relative result were stock picks and an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The top individual relative contributor was an overweight in General Electric (+83%). General Electric was one of our biggest holdings. Not owning Tesla, a benchmark component that returned approximately -24%, was a second notable relative contributor. An underweight in Apple (+9%) also contributed. Apple was one of the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. An overweight in energy also hampered the fund's result. Also detracting from our result was stock picking in consumer staples. Lastly, the fund's position in cash was a notable detractor.
•The biggest individual relative detractor was an underweight in Nvidia (+192%). Nvidia was among the fund's largest holdings. This period we increased our position in Nvidia. A second notable relative detractor was an overweight in Boeing (-16%). Boeing was one of the fund's biggest holdings. This period we increased our stake in Boeing. An overweight in Exxon Mobil (+11%) also detracted. Exxon Mobil was one of our largest holdings.
•Notable changes in positioning include increased exposure to information technology and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2014 through June 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,962 $9,707 $11,696 $12,937 $13,841 $14,087 $21,075 $18,705 $23,213 $29,742 Russell Top 200® Index $10,000 $10,770 $11,197 $13,285 $15,334 $17,003 $18,907 $26,623 $23,573 $28,494 $36,307 S&P 500® Index $10,000 $10,742 $11,171 $13,170 $15,064 $16,633 $17,881 $25,175 $22,503 $26,912 $33,521 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 20.76% 15.16% 11.52% Class A (without 5.75% sales charge) 28.13% 16.53% 12.18% Russell Top 200® Index 27.42% 16.38% 13.76% S&P 500® Index 24.56% 15.05% 12.86% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,058,386,375
Holdings Count | shares	107
Advisory Fees Paid, Amount	$ 10,683,074
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$3,058,386,375
Number of Holdings	107
Total Advisory Fee	$10,683,074
Portfolio Turnover	9%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.9 Financials 14.7 Industrials 11.8 Communication Services 10.2 Energy 9.1 Health Care 8.5 Consumer Staples 5.0 Consumer Discretionary 3.2 Materials 1.4 Utilities 0.9 Real Estate 0.8 Common Stocks 92.5 Short-Term Investments and Net Other Assets (Liabilities) 7.5 ASSET ALLOCATION (% of Fund's net assets) United States 94.1 Canada 1.1 Germany 0.9 Taiwan 0.8 Netherlands 0.8 United Kingdom 0.7 France 0.5 Zambia 0.5 Japan 0.3 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.8 Exxon Mobil Corp 6.3 NVIDIA Corp 5.6 Wells Fargo & Co 5.1 General Electric Co 4.8 Apple Inc 3.6 Meta Platforms Inc Class A 3.3 Bank of America Corp 3.0 Boeing Co 2.7 Alphabet Inc Class A 2.5 45.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Fund
Class Name	Fidelity® Fund
Trading Symbol	FFIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fund	$ 51	0.44%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
  •Against this backdrop, the top contributor to performance versus the benchmark was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Stock picking in consumer discretionary also boosted relative performance, as did an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
  •The top individual relative contributor was an overweight in Alphabet (+52%), one of our largest holdings. A second notable relative contributor this period was avoiding Tesla, a benchmark component that returned about -24%. An overweight in Nvidia (+192%) also helped. Nvidia was among our largest holdings.
  •In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. An overweight in health care also hampered the fund's result, as did stock selection in energy. Lastly, the fund's position in cash detracted.
  •The fund's stake in Fortinet returned -23% and was the largest individual relative detractor. Fortinet was not held at period end. The second-largest relative detractor was an overweight in Apple (+10%). Apple was one of our largest holdings. An overweight in Builders FirstSource (-17%), established this period, also hurt.
  •Notable changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2014 through June 30, 2024. Initial investment of $10,000. Fidelity® Fund $10,000 $11,052 $10,960 $12,531 $14,726 $15,944 $19,215 $26,312 $22,208 $26,886 $35,729 S&P 500® Index $10,000 $10,742 $11,171 $13,170 $15,064 $16,633 $17,881 $25,175 $22,503 $26,912 $33,521 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Fund 32.89% 17.51% 13.58% S&P 500® Index 24.56% 15.05% 12.86% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,230,743,288
Holdings Count | shares	93
Advisory Fees Paid, Amount	$ 24,048,200
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$8,230,743,288
Number of Holdings	93
Total Advisory Fee	$24,048,200
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.4 Communication Services 14.6 Health Care 12.7 Consumer Discretionary 11.3 Industrials 9.7 Financials 8.7 Consumer Staples 3.0 Energy 1.2 Utilities 1.0 Materials 0.6 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 98.7 Taiwan 1.1 China 0.1 Switzerland 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 11.3 Alphabet Inc Class A 9.3 Apple Inc 7.7 NVIDIA Corp 7.7 Amazon.com Inc 5.4 Meta Platforms Inc Class A 4.9 Eli Lilly & Co 2.9 Broadcom Inc 2.8 Costco Wholesale Corp 2.0 Unitedhealth Group Inc 1.6 55.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Fund
Class Name	Fidelity® Fund Class K
Trading Symbol	FFDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 42	0.36%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
  •Against this backdrop, the top contributor to performance versus the benchmark was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Stock picking in consumer discretionary also boosted relative performance, as did an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
  •The top individual relative contributor was an overweight in Alphabet (+52%), one of our largest holdings. A second notable relative contributor this period was avoiding Tesla, a benchmark component that returned about -24%. An overweight in Nvidia (+192%) also helped. Nvidia was among our largest holdings.
  •In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. An overweight in health care also hampered the fund's result, as did stock selection in energy. Lastly, the fund's position in cash detracted.
  •The fund's stake in Fortinet returned -23% and was the largest individual relative detractor. Fortinet was not held at period end. The second-largest relative detractor was an overweight in Apple (+10%). Apple was one of our largest holdings. An overweight in Builders FirstSource (-17%), established this period, also hurt.
  •Notable changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2014 through June 30, 2024. Initial investment of $10,000. Class K $10,000 $11,065 $10,985 $12,573 $14,790 $16,029 $19,331 $26,497 $22,380 $27,119 $36,068 S&P 500® Index $10,000 $10,742 $11,171 $13,170 $15,064 $16,633 $17,881 $25,175 $22,503 $26,912 $33,521 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 33.00% 17.61% 13.69% S&P 500® Index 24.56% 15.05% 12.86% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,230,743,288
Holdings Count | shares	93
Advisory Fees Paid, Amount	$ 24,048,200
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$8,230,743,288
Number of Holdings	93
Total Advisory Fee	$24,048,200
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.4 Communication Services 14.6 Health Care 12.7 Consumer Discretionary 11.3 Industrials 9.7 Financials 8.7 Consumer Staples 3.0 Energy 1.2 Utilities 1.0 Materials 0.6 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 98.7 Taiwan 1.1 China 0.1 Switzerland 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 11.3 Alphabet Inc Class A 9.3 Apple Inc 7.7 NVIDIA Corp 7.7 Amazon.com Inc 5.4 Meta Platforms Inc Class A 4.9 Eli Lilly & Co 2.9 Broadcom Inc 2.8 Costco Wholesale Corp 2.0 Unitedhealth Group Inc 1.6 55.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec